GMO Emerging Markets ex-China Fund Average Annual Total Returns			12 Months Ended	37 Months Ended	38 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent			0.21%	(4.57%)
Performance Inception Date		Nov. 17, 2021
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.57%)	(7.43%)
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.79%	(3.53%)
Class III | MSCI Emerging Markets ex-China Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.56%	(0.01%)
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			0.38%		(4.33%)
Performance Inception Date		Oct. 18, 2021
Class VI | MSCI Emerging Markets ex-China Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.56%		0.05%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.